Summary of Significant Accounting Policies - Revenue recognition (Details) - CNY (¥)	1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 29, 2020	Jun. 30, 2020	Mar. 31, 2022	Mar. 31, 2021
Disaggregation of Revenue [Line Items]
Annual fee per member			¥ 100,000
Membership period	1 month
Online VIP membership revenue
Disaggregation of Revenue [Line Items]
Annual fee per member			¥ 100	¥ 100
Membership period		2 years	1 year	1 year
Online SVIP membership revenue
Disaggregation of Revenue [Line Items]
Membership period		6 months	3 months	3 months